                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:  028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

     /s/Kenneth S. Miller           Fairfield, Ohio            October 24, 2005


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                           1

Form 13F Information Table Entry Total:                    39

Form 13F Information Table Value Total:                 3,852,452

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.____________


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       COLUMN 8
COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4  COLUMN 5               COLUMN 6     COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER
 ISSUER                       CLASS        CUSIP       [x$1000]   PRN AMT   PRN  CALL  DISCRETION    MANAGERS SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP              COMMON     00081T108       1,824     64,629  SH            SHARED         01     --      64,629    --
ALLIANCE CAPITAL
  MGMT HLDG LTD PART          COMMON     01855A101      98,026  2,048,600  SH            SHARED         01     --   2,048,600    --
ALLTEL CORP                   COMMON     020039103     278,418  4,276,110  SH            SHARED         01     --   4,276,110    --
BB & T CORP                   COMMON     054937107       7,373    188,800  SH            SHARED         01     --     188,800    --
CAMDEN PROPERTY TRUST         COMMON     133131102       5,575    100,000  SH            SHARED         01     --     100,000    --
CHEVRON CORPORATION           COMMON     166764100      46,347    716,000  SH            SHARED         01     --     716,000    --
CINERGY CORP                  COMMON     172474108      46,853  1,055,000  SH            SHARED         01     --   1,055,000    --
COMMERCIAL NET
  LEASE REALTY                COMMON     202218103       5,300    265,000  SH            SHARED         01     --     265,000    --
CONOCOPHILLIPS                COMMON     20825C104      24,469    350,000  SH            SHARED         01     --     350,000    --
DEVELOPERS DIVERSIFIED
  REALTY                      COMMON     251591103       2,335     50,000  SH            SHARED         01     --      50,000    --
EQUITABLE RESOURCES INC       COMMON     294549100      23,436    600,000  SH            SHARED         01     --     600,000    --
EXXON MOBIL CORPORATION       COMMON     30231G102     401,573  6,320,000  SH            SHARED         01     --   6,320,000    --
FIFTH THIRD BANCORP           COMMON     316773100   1,585,261 43,136,352  SH            SHARED         01     --  43,136,352    --
FIRST FINANCIAL BANCORP       COMMON     320209109       1,686     90,586  SH            SHARED         01     --      90,586    --
FORTUNE BRANDS INC            COMMON     349631101      24,806    305,000  SH            SHARED         01     --     305,000    --
GENERAL ELECTRIC CO.          COMMON     369604103      32,828    975,000  SH            SHARED         01     --     975,000    --
GENUINE PARTS CO              COMMON     372460105      24,453    570,000  SH            SHARED         01     --     570,000    --
GLIMCHER REALTY TRUST         COMMON     379302102       2,447    100,000  SH            SHARED         01     --     100,000    --
HILLENBRAND INDUSTRIES        COMMON     431573104      27,120    576,400  SH            SHARED         01     --     576,400    --
HUNTINGTON BANCSHARES INC     COMMON     446150104       1,434     63,800  SH            SHARED         01     --      63,800    --
JEFFERSON PILOT CORP          COMMON     475070108       6,396    125,000  SH            SHARED         01     --     125,000    --
JOHNSON & JOHNSON             COMMON     478160104      93,338  1,475,000  SH            SHARED         01     --   1,475,000    --
LINCOLN NATIONAL CORP         COMMON     534187109      11,111    213,600  SH            SHARED         01     --     213,600    --
MEDTRONIC INC                 COMMON     585055106      10,724    200,000  SH            SHARED         01     --     200,000    --
NATIONAL CITY CORPORATION     COMMON     635405103     234,916  7,025,000  SH            SHARED         01     --   7,025,000    --
NEW PLAN EXCEL
  RLTY TRUST INC              COMMON     648053106       9,985    435,095  SH            SHARED         01     --     435,095    --
PNC FINANCIAL SERVICES GROUP  COMMON     693475105     105,016  1,810,000  SH            SHARED         01     --   1,810,000    --
PFIZER INC                    COMMON     717081103       3,496    140,000  SH            SHARED         01     --     140,000    --
PIEDMONT NATURAL GAS          COMMON     720186105      75,158  2,986,000  SH            SHARED         01     --   2,986,000    --
PROCTER & GAMBLE CORPORATION  COMMON     742718109     275,300  4,630,000  SH            SHARED         01     --   4,630,000    --
SIMON PROPERTY GROUP INC      COMMON     828806109      14,824    200,000  SH            SHARED         01     --     200,000    --
SKY FINANCIAL GROUP INC       COMMON     83080P103      26,003    925,050  SH            SHARED         01     --     925,050    --
SYSCO CORP                    COMMON     871829107         220      7,000  SH            SHARED         01     --       7,000    --
TANGER FCTRY OUTLET           COMMON     875465106      11,302    406,400  SH            SHARED         01     --     406,400    --
U S BANCORP                   COMMON     902973304      88,848  3,164,120  SH            SHARED         01     --   3,164,120    --
WACHOVIA CORP.                COMMON     929903102       9,056    190,300  SH            SHARED         01     --     190,300    --
WELLS FARGO & CO              COMMON     949746101      80,973  1,382,500  SH            SHARED         01     --   1,382,500    --
WYETH                         COMMON     983024100     151,997  3,285,000  SH            SHARED         01     --   3,285,000    --
PARTNERRE LTD                 COMMON     G6852T105       2,228     34,784  SH            SHARED         01     --      34,784    --
                                                     3,852,452 90,486,126                                          90,486,126